Interest and Finance Costs, net	6 Months Ended
Jun. 30, 2014
Interest and Finance Costs, net [Abstract]
Interest and Finance Costs, net

6.Interest and Finance Costs, net

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
Interest expense	8,724	10,329	17,571	20,597
Less: Interest capitalized	(660)	(373)	(1,192)	(1,119)

Interest expense, net	8,064	9,956	16,379	19,478
Interest swap cash settlements non-hedging	918	1,163	2,180	2,640
Bunkers swap cash settlements	(28)	(16)	(42)	(67)
Amortization of loan fees	282	244	596	439
Bank charges	86	8	160	96
Amortization of deferred loss on termination of financial instruments	-	219	154	435
Change in fair value of non-hedging financial instruments	(752)	(1,180)	(1,332)	(3,002)

Net total	8,570	10,394	18,095	20,019

At June 30, 2014, the Company was committed to six floating-to-fixed interest rate swaps with major financial institutions covering notional amounts aggregating to $273,395, maturing from March 2016 through March 2021 on which it pays fixed rates averaging 3.4% and receives floating rates based on the six-month London interbank offered rate (“LIBOR”) (Note 11).

At June 30, 2014, the Company held five of the six interest rate swap agreements, designated and qualifying as cash flow hedges, in order to hedge its exposure to interest rate fluctuations associated with its debt covering notional amounts aggregating to $218,145. The fair value of such financial instruments as of June 30, 2014 and December 31, 2013 in aggregate amounted to $6,069 (negative) and $3,409 (negative), respectively. The net amount of cash flow hedge losses at June 30, 2014 that is estimated to be reclassified into earnings within the next twelve months is $2,275.

At June 30, 2014 and December 31, 2013, the Company held one and two interest rate swaps respectively, that did not meet hedge accounting criteria. As such, the changes in their fair values during the first half of 2014 and 2013 have been included in change in fair value of non-hedging financial instruments in the table above, and amounted to a gain of $1,413 and $3,400, respectively.

At June 30, 2014 and December 31, 2013, the Company had four and five bunker swap agreements respectively, in order to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels. The fair value of these financial instruments as of June 30, 2014 and December 31, 2013 was $97 (positive) and $177 (positive), respectively.

The changes in their fair values during the first half of 2014 and 2013 amounting to $81 (negative) and $398 (negative) respectively have been included in change in fair value of non-hedging financial instruments in the table above as such agreements do not meet the hedging criteria.